UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: April 30

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments
Innovation α® United States ETF
July 31, 2019 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Communications — 4.1%
Alphabet, Inc. - Class A (a)	17	$20,710
AT&T, Inc.	534	18,183
Booking Holdings, Inc. (a)	10	18,866
CBS Corp. - Class B	732	37,705
Verizon Communications, Inc.	305	16,857
		112,321
Consumer Discretionary — 4.8%
Amazon.com, Inc. (a)	10	18,668
Dick’s Sporting Goods, Inc.	515	19,143
General Motors Co.	456	18,395
Honda Motor Co. Ltd. - ADR (b)	681	16,943
Mattel, Inc. (a)	1,640	23,944
Nike, Inc. - Class B	211	18,152
Whirlpool Corp.	125	18,185
		133,430
Consumer Staples — 8.5%
General Mills, Inc.	339	18,004
Kimberly-Clark Corp.	531	72,030
Mondelez International, Inc. - Class A	977	52,260
The Clorox Co.	115	18,699
The Coca-Cola Co.	696	36,631
The Procter & Gamble Co.	325	38,363
		235,987

Energy — 3.2%
Baker Hughes, a GE Co.	703	17,849
Chevron Corp.	141	17,358
Exxon Mobil Corp.	227	16,880
Halliburton Co.	749	17,227
Schlumberger Ltd.	446	17,827
		87,141
Financials — 14.0%
American Express Co.	431	53,603
Bank of America Corp.	622	19,083
Berkshire Hathaway, Inc. - Class B (a)	171	35,129
Citigroup, Inc.	259	18,430
Fiserv, Inc. (a)	193	20,348
Genworth Financial, Inc. - Class A (a)	4,822	19,240
JPMorgan Chase & Co.	161	18,676
Mastercard, Inc. - Class A	170	46,286
MetLife, Inc.	908	44,873
Prudential Financial, Inc.	177	17,932
The Hartford Financial Services Group, Inc.	969	55,843
The Progressive Corp.	221	17,897
Visa, Inc. - Class A	102	18,156
		385,496

Health Care — 16.9%
Abbott Laboratories	210	18,291
Agilent Technologies, Inc.	241	16,728
Baxter International, Inc.	216	18,138
Becton, Dickinson and Co.	70	17,696
Boston Scientific Corp. (a)	2,136	90,695
DENTSPLY SIRONA, Inc.	618	33,650
DexCom, Inc. (a)	314	49,257
Edwards Lifesciences Corp. (a)	93	19,795
Hologic, Inc. (a)	366	18,758
Johnson & Johnson	251	32,685
Medtronic PLC (b)	366	37,310
Novartis AG - ADR (b)	487	44,599
Pfizer, Inc.	404	15,691
Stryker Corp.	86	18,041
Teva Pharmaceutical Industries Ltd. - ADR (a)(b)	1,953	15,487
UnitedHealth Group, Inc.	72	17,929
		464,750
Industrials — 17.3%
Caterpillar, Inc.	129	16,985
Deere & Co.	105	17,393
Dover Corp.	541	52,396
Eaton Corp. PLC	211	17,342
General Electric Co.	1,694	17,702
Honeywell International, Inc.	307	52,945
Illinois Tool Works, Inc.	116	17,891
L3Harris Technologies, Inc.	232	48,163
Lockheed Martin Corp.	222	80,402
Northrop Grumman Corp.	55	19,006
Raytheon Co.	98	17,864
Rockwell Automation, Inc.	107	17,204
TE Connectivity Ltd. (b)	559	51,652
Textron, Inc.	338	16,663
The Boeing Co.	47	16,036
United Technologies Corp.	136	18,170
		477,814
Materials — 4.5%
3M Co.	101	17,647
Avery Dennison Corp.	158	18,149
Eastman Chemical Co.	228	17,180
International Paper Co.	409	17,959
Sealed Air Corp.	418	17,468
Sonoco Products Co.	273	16,388
Westrock Co.	500	18,025
		122,816
Technology — 26.0%
Advanced Micro Devices, Inc. (a)	1,484	45,188
Apple, Inc.	87	18,534
Applied Materials, Inc.	1,019	50,308

Broadcom, Inc.	62	17,979
Cisco Systems, Inc.	307	17,008
Cognizant Technology Solutions Corp. - Class A	279	18,174
Cree, Inc. (a)	304	18,903
Garmin Ltd. (b)	217	17,054
HP, Inc.	835	17,568
Intel Corp.	361	18,249
International Business Machines Corp.	126	18,678
Lam Research Corp.	96	20,027
Microsoft Corp.	1,121	152,759
Motorola Solutions, Inc.	106	17,592
NCR Corp. (a)	1,442	48,754
Nokia Oyj - ADR (b)	3,507	18,973
Oracle Corp.	308	17,340
QUALCOMM, Inc.	1,063	77,769
Seagate Technology PLC	368	17,042
Telefonaktiebolaget LM Ericsson - ADR (b)	1,812	15,782
Teradyne, Inc.	379	21,122
Texas Instruments, Inc.	152	19,002
Xerox Corp.	492	15,793
Xilinx, Inc.	153	17,474
		717,072
TOTAL COMMON STOCKS (Cost $2,625,692)		2,736,827

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Financials — 0.6%
Weyerhaeuser Co.	682	17,330
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,973)		17,330

MONEY MARKET FUNDS — 0.1%
First American Treasury Obligations Fund - Class X, 2.21% (c)	1,439	1,439
TOTAL MONEY MARKET FUNDS (Cost $1,439)		1,439

TOTAL INVESTMENTS — 100.0% (Cost $2,643,104)		2,755,596
Other assets and liabilities, net — 0.0% (d)		180
NET ASSETS — 100.0%		$2,755,776

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%

Percentages are stated as a percent of net assets

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investements. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$2,736,827	$-	$-	$2,736,827
Real Estate Investment Trusts	17,330	-	-	17,330
Money Market Funds	1,439	-	-	1,439
Total Investments in Securities	$2,755,596	$-	$-	$2,755,596

*See the Schedule of Investments for industry classifications.

Schedule of Investments
Innovation α® Global ETF
July 31, 2019 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.9%
Communications — 2.2%
Alphabet, Inc. - Class A (a)	18	$21,928
AT&T, Inc.	595	20,260
Verizon Communications, Inc.	334	18,460
		60,648
Consumer Discretionary — 13.6%
adidas AG (b)	237	76,405
Amazon.com, Inc. (a)	11	20,535
Bridgestone Corp. (b)	300	11,329
Daimler AG (b)	904	47,200
Dana, Inc.	1,098	18,348
DENSO Corp. (b)	300	12,815
eBay, Inc.	496	20,430
Fiat Chrysler Automobiles NV (b)	2,019	27,056
General Motors Co.	514	20,735
Kering SA (b)	85	44,433
Stanley Black & Decker, Inc.	137	20,220
Techtronic Industries Co. Ltd. (b)	4,500	33,831
Yamaha Corp. (b)	300	14,257
		367,594
Consumer Staples — 5.5%
Kao Corp. (b)	200	14,698
Kimberly-Clark Corp.	168	22,789
PepsiCo, Inc.	145	18,533
The Coca-Cola Co.	420	22,105
The Procter & Gamble Co.	206	24,316
Target Corp.	226	19,526
Unilever NV (b)	452	26,335
		148,302

Energy — 4.1%
Baker Hughes, a GE Co.	786	19,957
BP PLC (b)	4,973	33,229
Chevron Corp.	157	19,328
ConocoPhillips	324	19,142
Marathon Oil Corp.	1,392	19,585
		111,241
Financials — 6.2%
Fiserv, Inc. (a)	215	22,668
Genworth Financial, Inc. - Class A (a)	5,511	21,989
JPMorgan Chase & Co.	180	20,880
Lincoln National Corp.	312	20,386
Mastercard, Inc. - Class A	75	20,420
The Allstate Corp.	191	20,513
The Progressive Corp.	244	19,759
Visa, Inc. - Class A	113	20,114
		166,729
Health Care — 20.3%
Abbott Laboratories	230	20,033
Agilent Technologies, Inc.	267	18,532
AstraZeneca PLC (b)	426	36,831
Bausch Health Companies, Inc. (a)	794	19,032
Baxter International, Inc.	237	19,901
Bayer AG (b)	778	50,891
Boston Scientific Corp. (a)	612	25,986
Bristol-Myers Squibb Co.	423	18,785
DexCom, Inc. (a)	187	29,335
Edwards Lifesciences Corp. (a)	101	21,498
Eli Lilly & Co.	168	18,304

Intuitive Surgical, Inc. (a)	38	19,741
Johnson & Johnson	135	17,580
Koninklijke Philips NV (b)	646	30,558
Medtronic PLC (b)	196	19,980
Merck & Co., Inc.	227	18,839
Mylan NV (a)	1,037	21,673
Novo Nordisk A/S - Class B (b)	542	26,184
Pfizer, Inc.	526	20,430
Smith & Nephew PLC (b)	1,801	40,996
Sumitomo Dainippon Pharma Co. Ltd. (b)	700	12,939
UCB SA (b)	339	26,655
Varian Medical Systems, Inc. (a)	143	16,784
		551,487
Industrials — 14.8%
Caterpillar, Inc.	145	19,092
Deere & Co.	117	19,381
Dover Corp.	197	19,079
General Electric Co.	2,126	22,217
Hitachi Ltd. (b)	400	14,338
Honeywell International, Inc.	155	26,731
Illinois Tool Works, Inc.	129	19,896
Komatsu Ltd. (b)	500	11,262
L3Harris Technologies, Inc.	111	23,044
Lockheed Martin Corp.	75	27,163
Mitsubishi Electric Corp. (b)	1,000	13,194
Northrop Grumman Corp.	61	21,080
OMRON Corp. (b)	200	9,652
Rolls-Royce Holdings PLC (a)(b)	3,134	33,079
Sandvik AB (b)	1,821	28,312
Textron, Inc.	375	18,487
Thales SA (b)	400	45,449
The Boeing Co.	53	18,083
Toshiba Corp. (b)	400	12,839
		402,378
Materials — 10.0%
3M Co.	113	19,743
Albemarle Corp.	286	20,867
Anglo American PLC (b)	1,255	31,333
Avery Dennison Corp.	173	19,873
CCL Industries, Inc. - Class B (b)	684	34,378
DuPont de Nemours, Inc.	260	18,762
International Paper Co.	454	19,935
Mitsubishi Materials Corp. (b)	500	13,838
Owens Corning	381	22,098
Packaging Corporation of America	210	21,204
Sealed Air Corp.	460	19,223
Umicore SA (b)	931	29,480
		270,734
Technology — 23.2%
Adobe, Inc. (a)	68	20,322
Advanced Micro Devices, Inc. (a)	885	26,948
Akamai Technologies, Inc. (a)	249	21,944
Applied Materials, Inc.	461	22,760
BlackBerry Ltd. (a)(b)	3,369	24,707
Broadcom, Inc.	70	20,299
Canon, Inc. (b)	400	10,944
Cisco Systems, Inc.	345	19,113
Experian PLC (b)	1,128	34,530
HP, Inc.	939	19,757
Intel Corp.	413	20,877
International Business Machines Corp.	140	20,754
Konami Holdings Corp. (b)	300	12,821
Lam Research Corp.	111	23,156
Micron Technology, Inc. (a)	592	26,575
Microsoft Corp.	305	41,562

NEC Corp. (b)	300	12,378
Nokia Oyj (b)	5,591	30,375
Oracle Corp.	345	19,423
Panasonic Corp. (b)	1,600	13,627
QUALCOMM, Inc.	477	34,897
Seagate Technology PLC	419	19,404
Seiko Epson Corp. (b)	800	11,863
Sony Corp. (b)	400	22,731
Texas Instruments, Inc.	174	21,752
Tokyo Electron Ltd. (b)	100	17,218
Trend Micro, Inc. (b)	300	13,166
Western Digital Corp.	471	25,382
Xerox Corp.	625	20,062
		629,347
TOTAL COMMON STOCKS (Cost $2,586,040)		2,708,460

MONEY MARKET FUNDS — 0.1%
First American Treasury Obligations Fund - Class X, 2.21% (c)	2,273	2,273
TOTAL MONEY MARKET FUNDS (Cost $2,273)		2,273

TOTAL INVESTMENTS — 100.0% (Cost $2,588,313)		2,710,733
Other assets and liabilities, net — 0.0% (d)		683
NET ASSETS — 100.0%		$2,711,416

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%

Percentages are stated as a percent of net assets

	COUNTRY	Percentage of Net Assets

	Belgium	2.1%
	Britain	9.7%
	Canada	2.2%
	Denmark	1.0%
	Finland	1.1%
	France	3.3%
	Germany	6.4%
	Hong Kong	1.2%
	Ireland	0.7%
	Japan	9.4%
	Netherlands	1.2%
	Sweden	1.0%
	United States	60.6%

	Total Country	99.9%
	MONEY MARKET FUNDS	0.1%
	TOTAL INVESTMENTS	100.0%
	Other assets and liabilities, net	0.0%
	NET ASSETS	100.0%

	Fair Value Measurements
	Various inputs are used in determining the value of the Fund’s investements. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for
	identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3
	includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not
	be an indication of the risk or liquidity associated with investing in those securities.

	The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

	The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$2,708,460	$-	$-	$2,708,460
Money Market Funds	2,273	-	-	2,273
Total Investments in Securities	$2,710,733	$-	$-	$2,710,733

* See the Schedule of Investments for industry classifications.

Schedule of Investments
Innovation α® Trade War ETF
July 31, 2019 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.6%
Communications — 2.3%
Alphabet, Inc. - Class A (a)	19	$23,146
AT&T, Inc.	618	21,043
Verizon Communications, Inc.	347	19,179
		63,368
Consumer Discretionary — 10.5%
adidas AG (b)	98	31,594
Amazon.com, Inc. (a)	10	18,668
Bridgestone Corp. (b)	600	22,657
Daimler AG (b)	426	22,243
Dana, Inc.	1,141	19,066
DENSO Corp. (b)	500	21,358
eBay, Inc.	516	21,254
Fiat Chrysler Automobiles NV (b)	1,458	19,538
General Motors Co.	612	24,688
Kering SA (b)	35	18,296
Stanley Black & Decker, Inc.	142	20,958
Techtronic Industries Co. Ltd. (b)	3,500	26,313
Yamaha Corp. (b)	400	19,010
		285,643
Consumer Staples — 5.6%
Kao Corp. (b)	200	14,698
Kimberly-Clark Corp.	175	23,739
PepsiCo, Inc.	173	22,111
Target Corp.	235	20,304
The Coca-Cola Co.	437	22,999
The Procter & Gamble Co.	246	29,038
Unilever NV (b)	327	19,052
		151,941
Energy — 3.7%
Baker Hughes, a GE Co.	818	20,769
BP PLC (b)	2,868	19,164
Chevron Corp.	163	20,067
ConocoPhillips	337	19,910
Marathon Oil Corp.	1,447	20,359
		100,269
Financials — 6.4%
Fiserv, Inc. (a)	223	23,511
Genworth Financial, Inc. - Class A (a)	5,727	22,851
JPMorgan Chase & Co.	187	21,692
Lincoln National Corp.	325	21,235
Mastercard, Inc. - Class A	78	21,237
The Allstate Corp.	198	21,265
The Progressive Corp.	253	20,488
Visa, Inc. - Class A	118	21,004
		173,283
Health Care — 18.7%
Abbott Laboratories	239	20,817
Agilent Technologies, Inc.	278	19,296
AstraZeneca PLC (b)	246	21,269
Bausch Health Companies, Inc. (a)	826	19,799
Baxter International, Inc.	247	20,741
Bayer AG (b)	320	20,932
Boston Scientific Corp. (a)	636	27,005
Bristol-Myers Squibb Co.	440	19,540
DexCom, Inc. (a)	195	30,590
Edwards Lifesciences Corp. (a)	105	22,349
Eli Lilly & Co.	175	19,066
Intuitive Surgical, Inc. (a)	45	23,378

Johnson & Johnson	140	18,231
Koninklijke Philips NV (b)	535	25,307
Medtronic PLC (b)	234	23,854
Merck & Co., Inc.	236	19,586
Mylan NV (a)	1,236	25,832
Novo Nordisk A/S - Class B (b)	391	18,889
Pfizer, Inc.	627	24,353
Smith & Nephew PLC (b)	1,192	27,133
Sumitomo Dainippon Pharma Co. Ltd. (b)	1,100	20,333
UCB SA (b)	245	19,264
Varian Medical Systems, Inc. (a)	171	20,070
		507,634
Industrials — 16.1%
Caterpillar, Inc.	173	22,779
Deere & Co.	121	20,044
Dover Corp.	204	19,757
General Electric Co.	2,535	26,491
Hitachi Ltd. (b)	700	25,092
Honeywell International, Inc.	184	31,733
Illinois Tool Works, Inc.	134	20,667
Komatsu Ltd. (b)	900	20,271
L3Harris Technologies, Inc.	133	27,611
Lockheed Martin Corp.	78	28,249
Mitsubishi Electric Corp. (b)	1,800	23,748
Northrop Grumman Corp.	63	21,771
OMRON Corp. (b)	400	19,305
Rolls-Royce Holdings PLC (a)(b)	2,074	21,891
Sandvik AB (b)	1,508	23,446
Textron, Inc.	447	22,037
Thales SA (b)	189	21,475
The Boeing Co.	63	21,494
Toshiba Corp. (b)	600	19,258
		437,119
Materials — 9.6%
3M Co.	117	20,442
Albemarle Corp.	297	21,669
Anglo American PLC (b)	724	18,076
Avery Dennison Corp.	180	20,677
CCL Industries, Inc. - Class B (b)	494	24,829
DuPont de Nemours, Inc.	271	19,555
International Paper Co.	472	20,726
Mitsubishi Materials Corp. (b)	800	22,141
Owens Corning	454	26,332
Packaging Corporation of America	250	25,242
Sealed Air Corp.	478	19,976
Umicore SA (b)	650	20,582
		260,247
Technology — 26.7%
Adobe, Inc. (a)	70	20,920
Advanced Micro Devices, Inc. (a)	1,055	32,125
Akamai Technologies, Inc. (a)	259	22,826
Applied Materials, Inc.	480	23,698
BlackBerry Ltd. (a)(b)	2,432	17,835
Broadcom, Inc.	84	24,359
Canon, Inc. (b)	700	19,151
Cisco Systems, Inc.	412	22,825
Experian PLC (b)	651	19,928
HP, Inc.	1,121	23,586
Intel Corp.	493	24,921
International Business Machines Corp.	167	24,756
Konami Holdings Corp. (b)	400	17,094
Lam Research Corp.	132	27,536
Micron Technology, Inc. (a)	616	27,652
Microsoft Corp.	317	43,198
NEC Corp. (b)	500	20,631

Nintendo Co. Ltd. (b)	100	36,933
Nokia Oyj (b)	4,037	21,932
Oracle Corp.	359	20,212
Panasonic Corp. (b)	2,500	21,292
QUALCOMM, Inc.	493	36,068
Seagate Technology PLC	436	20,191
Seiko Epson Corp. (b)	1,300	19,277
Sony Corp. (b)	600	34,096
Texas Instruments, Inc.	181	22,627
Tokyo Electron Ltd. (b)	100	17,218
Trend Micro, Inc. (b)	400	17,555
Western Digital Corp.	490	26,406
Xerox Corp.	650	20,865
		727,713
TOTAL COMMON STOCKS (Cost $2,584,192)		2,707,217

MONEY MARKET FUNDS — 0.4%
First American Treasury Obligations Fund - Class X, 2.21% (c)	10,796	10,796
TOTAL MONEY MARKET FUNDS (Cost $10,796)		10,796

TOTAL INVESTMENTS — 100.0% (Cost $2,594,988)		2,718,013
Other assets and liabilities, net — 0.0% (d)		1,029
NET ASSETS — 100.0%		$2,719,042

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Amount is less than 0.05%

Percentages are stated as a percent of net assets

	COUNTRY	Percentage of Net Assets

	Belgium	1.4%
	Britain	6.1%
	Canada	1.5%
	Denmark	0.7%
	Finland	0.8%
	France	1.4%
	Germany	2.7%
	Hong Kong	1.0%
	Ireland	0.9%
	Japan	15.8%
	Netherlands	0.9%
	Sweden	0.8%
	United States	65.6%

	Total Country	99.6%
	MONEY MARKET FUNDS	0.4%
	TOTAL INVESTMENTS	100.0%
	Other assets and liabilities, net	0.0%
	NET ASSETS	100.0%

	Fair Value Measurements
	Various inputs are used in determining the value of the Fund’s investements. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for
	identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3
	includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not
	be an indication of the risk or liquidity associated with investing in those securities.

	The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

	The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$2,707,217	$-	$-	$2,707,217
Money Market Funds	10,796	-	-	10,796
Total Investments in Securities	$2,718,013	$-	$-	$2,718,013

*See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	9/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	9/27/2019

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	9/27/2019

*	Print the name and title of each signing officer under his or her signature.